CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2013	¥ 5,410,565	¥ 949,680	¥ 732,609	¥ 4,112,466	¥ (49,112)	¥ (377,168)	¥ 5,368,475	¥ 42,090
Cash dividends declared (JPY 60 in 2014, JPY 60 in 2015 and JPY 70 in 2016 per share)	(248,806)			(248,806)			(248,806)
Cash distributions to noncontrolling interests	(1,032)							(1,032)
Acquisition of new subsidiaries	2,588							2,588
Changes in interest in subsidiaries	266		266				266
Others	215							215
Net income	455,953			464,729			464,729	(8,776)
Other comprehensive income (loss)	58,895				58,702		58,702	193
Ending Balance at Mar. 31, 2014	5,678,644	949,680	732,875	4,328,389	9,590	(377,168)	5,643,366	35,278
Purchase of treasury stock	(473,036)					(473,036)	(473,036)
Retirement of treasury stock	(490,986)		(393,092)	(97,894)		490,986
Cash dividends declared (JPY 60 in 2014, JPY 60 in 2015 and JPY 70 in 2016 per share)	(243,360)			(243,360)			(243,360)
Cash distributions to noncontrolling interests	(1,061)							(1,061)
Acquisition of new subsidiaries	732							732
Others	(2)							(2)
Net income	397,316			410,093			410,093	(12,777)
Other comprehensive income (loss)	43,383				43,009		43,009	374
Ending Balance at Mar. 31, 2015	5,402,616	949,680	339,783	4,397,228	52,599	(359,218)	5,380,072	22,544
Purchase of treasury stock	(307,486)					(307,486)	(307,486)
Retirement of treasury stock	(260,872)			(260,872)		260,872
Cash dividends declared (JPY 60 in 2014, JPY 60 in 2015 and JPY 70 in 2016 per share)	(271,704)			(271,704)			(271,704)
Cash distributions to noncontrolling interests	(2,390)							(2,390)
Acquisition of new subsidiaries	22							22
Changes in interest in subsidiaries	(812)		(9,301)				(9,301)	8,489
Others	(46)							(46)
Net income	560,610			548,378			548,378	12,232
Other comprehensive income (loss)	(37,705)				(37,711)		(37,711)	6
Ending Balance at Mar. 31, 2016	¥ 5,343,105	¥ 949,680	¥ 330,482	¥ 4,413,030	¥ 14,888	¥ (405,832)	¥ 5,302,248	¥ 40,857